February 1, 2008


VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series
Trust Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A
(Securities Act File No. 002-99473, Investment
Company Act File No. 811-04375

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended (the "1933 Act"),
BlackRock New York Municipal Bond Fund, Inc.
(the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of
Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective
Amendment No. 49 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 49
to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on January 28, 2008

Very truly yours,

BlackRock New York Municipal Bond Fund

/s/ Denis R. Molleur

Denis R. Molleur
Managing Director
Legal & Compliance